Note 19 - Fair Values of Financial Instruments - Investment Securities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Available for sale, estimated fair value	$ 177,795	$ 201,322
Collateralized Mortgage-Backed Securities [Member]
Available for sale, estimated fair value	84,372	96,972
US States and Political Subdivisions Debt Securities [Member]
Available for sale, estimated fair value	92,978	103,913
Other Debt Obligations [Member]
Available for sale, estimated fair value	445	437
Fair Value, Recurring [Member]
Derivative instruments	865
Available for sale, estimated fair value	178,660	201,322
Fair Value, Recurring [Member] | Collateralized Mortgage-Backed Securities [Member]
Available for sale, estimated fair value	84,372	96,972
Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Available for sale, estimated fair value	92,978	103,913
Fair Value, Recurring [Member] | Other Debt Obligations [Member]
Available for sale, estimated fair value	445	437
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative instruments	0
Available for sale, estimated fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage-Backed Securities [Member]
Available for sale, estimated fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US States and Political Subdivisions Debt Securities [Member]
Available for sale, estimated fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other Debt Obligations [Member]
Available for sale, estimated fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative instruments	865
Available for sale, estimated fair value	178,660	201,322
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage-Backed Securities [Member]
Available for sale, estimated fair value	84,372	96,972
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member]
Available for sale, estimated fair value	92,978	103,913
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other Debt Obligations [Member]
Available for sale, estimated fair value	445	437
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative instruments	0
Available for sale, estimated fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage-Backed Securities [Member]
Available for sale, estimated fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US States and Political Subdivisions Debt Securities [Member]
Available for sale, estimated fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other Debt Obligations [Member]
Available for sale, estimated fair value	$ 0	$ 0